Operating Leases (Details) - Schedule of supplemental balance sheet information related to leases - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Supplemental Balance Sheet Information Related to Leases [Abstract]
Operating lease right-of-use assets	$ 783,658	$ 4,604,365
Operating lease right-of-use assets, related parties
Total lease right-of-use assets	783,658	4,604,365
Operating lease liabilities, current	212,814	268,403
Operating lease liabilities-related parties, current
Operating lease liabilities-related party, non-current	683,113	4,846,760
Total operating lease liabilities	$ 895,927	$ 5,115,163